Income Taxes (Schedule of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ (11,895)	$ (17,848)	$ (98)
Foreign	4,751	9,634	(29,378)
Loss before income taxes	$ (7,144)	$ (8,214)	$ (29,476)